Consolidated Statements of Cash Flows - USD ($)	7 Months Ended	9 Months Ended	10 Months Ended
	Sep. 30, 2023	Sep. 30, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income	$ 570,338	$ 2,428,474	$ 1,484,790
Adjustment to reconcile net loss to net cash used in operating activities
Interest reinvested held in Trust Account	(760,871)	(2,818,129)	(1,729,358)
Changes in current assets and liabilities:
Accrued offering costs and expenses	93,383	160,094	6,714
Accrued expenses – related party		40,445
Prepaid expenses	(120,720)	34,050	(79,481)
Net cash used in operating activities	(217,870)	(155,066)	(292,085)
Cash flows from investing activities:
Investments of cash into Trust Account	(69,690,000)		(69,690,000)
Net cash used in investing activities	(69,690,000)		(69,690,000)
Cash flows from financing activities:
Proceeds from issuance of founder shares	2,520		2,520
Proceeds from sale of ordinary shares	69,000,000		69,000,000
Proceeds from Private Placement	3,615,000		3,615,000
Payments of underwriter’s discount	(1,725,000)		(1,725,000)
Proceeds from Private Placement	(151,318)
Payments to related party			(151,318)
Payment of offering costs	(332,204)		(332,204)
Net cash provided by financing activities	70,408,998		70,408,998
Net change in cash	501,128	(155,066)	426,913
Cash at beginning of period		426,913
Cash at the end of period	501,128	271,847	426,913
Supplemental disclosure of noncash financing activities
Subsequent measurement of ordinary shares subject to possible redemption (income earned on Trust Account)	760,871	2,818,129	1,729,358
Offering cost paid by target company		75,000
Offering costs paid by Sponsor in exchange for issuance of ordinary shares	25,000		25,000
Offering costs adjusted from prepaid expenses	894		894
Offering costs charged to Additional Paid-in Capital	1,518,898		1,593,898
Reclassification of ordinary shares subject to redemption	65,236,367		65,236,367
Allocation of offering costs to ordinary shares subject to redemption	3,066,958		3,137,868
Remeasurement adjustment on ordinary shares subject to possible redemption	$ 7,520,591		7,591,500
Related Party [Member]
Changes in current assets and liabilities:
Accrued expenses – related party			$ 25,250